Cash flow statement - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Net profit	kr 42,138	kr 38,951	kr 38,628
Adjustment of non-cash items:
Income taxes in the income statement	10,992	9,602	8,987
Depreciation, amortisation and impairment losses	5,753	5,661	3,925
Other non-cash items	7,849	7,032	6,098
Change in working capital	(4,353)	(3,388)	(3,370)
Interest received	100	64	51
Interest paid	(422)	(204)	(89)
Income taxes paid	(10,106)	(10,936)	(9,614)
Net cash generated from operating activities	51,951	46,782	44,616
Purchase of intangible assets	(16,256)	(2,299)	(2,774)
Proceeds from sale of property, plant and equipment	7	4	13
Purchase of property, plant and equipment	(5,825)	(8,932)	(9,636)
Proceeds from other financial assets	12	148	178
Purchase of other financial assets	0	(350)	(248)
Investment in associated companies	(392)	(97)	0
Proceeds from the divestment of Group and associated companies	0	(3)	368
Dividend received from associated companies	18	20	19
Net cash used in investing activities	(22,436)	(11,509)	(12,080)
Purchase of treasury shares	(16,855)	(15,334)	(15,567)
Dividends paid	(20,121)	(19,409)	(19,048)
Repayment of borrowings	(950)	(822)	0
Proceeds from borrowings	5,682	81	94
Net cash used in financing activities	(32,244)	(35,484)	(34,521)
Net cash generated from activities	(2,729)	(211)	(1,985)
Cash and cash equivalents at the beginning of the year	15,411	15,629	17,158
Reclassification of bank overdraft to financing activities	0	0	412
Exchange gains/(losses) on cash and cash equivalents	(456)	(7)	44
Cash and cash equivalents at the end of the year	kr 12,226	kr 15,411	kr 15,629